DEPOSITS FOR NON-CURRENT ASSETS (Schedule of Deposits for Non-Current Assets) (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Valuation and Qualifying Accounts Disclosure [Line Items]
Deposits for purchases of property, plant and equipment	[1]	$ 27,326	¥ 177,010	¥ 98,118
Prepayment for investment	[2]	15,530	100,600	29,600
Deposits, gross		42,856	277,610	127,718
Reserve for unrecoverable deposits		(4,099)	(26,552)	(26,552)
Deposits		$ 38,757	¥ 251,058	¥ 101,166

[1]	The amount represents interest-free non-refundable partial payments to suppliers of medical equipment to be delivered to Group's customers. The remaining contractual obligations associated with these purchase contracts are approximately RMB30,663 and RMB119,787 (US$18,492) as at December 31, 2014 and 2015 respectively, which are included in the amount disclosed as purchase commitments in note 26.
[2]	On December 18, 2007, the Group entered into a framework agreement with Chang'an Information Industry (Group) Co., Ltd. (“Chang'an Information”) and China-Japan Friendship Hospital to set up Beijing Proton Medical Center Co., Ltd. (“BPMC”), a proton treatment center in Beijing. Pursuant to the framework agreement, the Group paid a deposit of RMB29,600 to Beijing Century Friendship Science & Technology Development Co., Ltd. (“Beijing Century Friendship”), an entity set up by Chang'an Information, to be used for the construction of the proton treatment center. BPMC was legally set up on July 6, 2012. On May 24, 2015, the Group entered into a transfer agreement with Chang'an Information to acquire 100% equity interest of Beijing Century Friendship at a cash consideration of RMB70,000. The closing of the acquisition of Beijing Century Friendship is subject to the condition that Beijing Century Friendship obtains 55% interest of BPMC. The Group fully paid the consideration of RMB70,000 and paid an additional RMB1,000 for the future operations of BPMC as of December 31, 2015. However, as Beijing Century Friendship did not obtain 55% equity interest in BPMC until January 27, 2016, the acquisition of Beijing Century Friendship was not completed as of December 31, 2015 and thus, the deposit of RMB70,000 paid by the Group was recorded as “deposit for non-current assets” in the consolidated balance sheets. The Group consolidated Beijing Century Friendship which holds 55% equity interest of BPMC on January 27, 2016 (note 31).